Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (29.6%)
U.S. Government Securities (29.2%)
	United States Treasury Note/Bond	0.125%	1/31/23	500,000	499,531
[1]	United States Treasury Note/Bond	0.125%	2/28/23	465,000	464,491
	United States Treasury Note/Bond	0.125%	3/31/23	250,000	249,648
	United States Treasury Note/Bond	0.250%	6/15/23	100,000	100,016
	United States Treasury Note/Bond	0.125%	6/30/23	350,000	349,125
	United States Treasury Note/Bond	0.125%	7/15/23	150,000	149,602
	United States Treasury Note/Bond	0.125%	10/15/23	150,000	149,367
	United States Treasury Note/Bond	0.125%	1/15/24	190,000	188,872
	United States Treasury Note/Bond	0.375%	4/15/24	330,900	330,486
	United States Treasury Note/Bond	0.250%	6/15/24	280,000	278,294
	United States Treasury Note/Bond	1.250%	6/30/28	36,000	36,056
[2]	United States Treasury Note/Bond	0.625%	5/15/30	4,000	3,739
					2,799,227
Conventional Mortgage-Backed Securities (0.0%)
[3,4]	Freddie Mac Gold Pool	6.000%	4/1/28	4	4
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4]	Fannie Mae REMICS	1.750%	4/25/44	2,206	2,256
[3,4]	Fannie Mae REMICS	2.000%	12/25/44	2,262	2,304
[3,4]	Fannie Mae REMICS	2.100%	4/25/43	1,701	1,729
[3,4]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	5,606	5,743
[3,4]	Fannie Mae REMICS	3.500%	12/25/45	2,462	2,654
[3,4]	Freddie Mac REMICS	2.250%	6/15/43–9/25/49	8,046	8,311
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	4,209	4,263
[3,4]	Freddie Mac REMICS	2.500%	10/25/49–12/25/49	3,890	4,078
[3,4]	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	3,154	3,285
[3]	Ginnie Mae REMICS	2.500%	9/20/49	713	740
[3]	Ginnie Mae REMICS	2.750%	1/20/46–3/20/46	1,022	1,041
[3]	Ginnie Mae REMICS	3.000%	3/20/41–12/20/47	1,109	1,153
					37,557
Total U.S. Government and Agency Obligations (Cost $2,839,270)					2,836,788
Asset-Backed/Commercial Mortgage-Backed Securities (32.0%)
[3]	Ally Auto Receivables Trust Series 2017-5	2.220%	10/17/22	2,739	2,741
[3]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	975	977
[3]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	5,520	5,683
[3]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	9,686	9,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,890	1,938
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	3,680	3,703
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	5,580	5,600
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	10,850	10,884
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	21,100	21,069
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	9,270	9,288
[3,5]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	240	273
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2017-1A	3.070%	9/20/23	5,215	5,358
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	7,620	7,742
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	13,030
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	11,060	11,030
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	177
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	440	476
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	465
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	30	33
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	310
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,242
[3]	BANK Series 2018-BN10	3.641%	2/15/61	380	416
[3]	BANK Series 2018-BN12	4.255%	5/15/61	250	289
[3]	BANK Series 2018-BN14	4.185%	9/15/60	445	500
[3]	BANK Series 2018-BN14	4.231%	9/15/60	250	290
[3]	BANK Series 2019-BN17	3.623%	4/15/52	181	201
[3]	BANK Series 2019-BN17	3.714%	4/15/52	576	650
[3]	BANK Series 2019-BN19	3.183%	8/15/61	470	514
[3]	BANK Series 2019-BN20	3.011%	9/15/62	100	108
[3]	BANK Series 2020-BN28	1.725%	3/15/63	1,000	1,003
[3]	BANK Series 2020-BN30	1.673%	12/15/53	700	702
[3]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	1,620	1,637
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	60	66
[3]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	216
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	1,004
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	608
[3]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	700	705
[3]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	7,398	7,454
[3]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	17,460	17,631
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	29,030	29,110
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,561
[3,6]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	0.947%	2/25/30	1,319	1,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	3,613	3,634
[3,5]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	6,380	6,499
[3,5]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,900	1,958
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	10,040	10,167
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,184
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	29,960	31,428
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	21,480	21,734
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	5,380	5,545
[3]	Capital One Prime Auto Receivables Trust Series 2019-2	1.920%	5/15/24	24,255	24,525
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	17,890	18,122
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	4,340	4,444
[3,5]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	38,910	38,817
[3]	CarMax Auto Owner Trust Series 2017-3	2.220%	11/15/22	6,758	6,773
[3]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	3,573	3,593
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	11,600	11,729
[3]	CarMax Auto Owner Trust Series 2018-3	3.130%	6/15/23	1,627	1,642
[3]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	6,600	6,789
[3]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	7,350	7,449
[3]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	5,320	5,536
[3]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	28,973	29,391
[3]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,400	5,592
[3]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	16,090	16,352
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	3,830	3,965
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	5,620	5,810
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	43,100	43,265
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,913
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	18,620	18,645
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	7,166
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,829
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	574
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	1,130	1,242
[3,5]	CFCRE Commercial Mortgage Trust Series 2011-C2	5.971%	12/15/47	2,072	2,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	509
[3,5]	Chesapeake Funding II LLC Series 2018-1A	3.040%	4/15/30	4,779	4,790
[3,5]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	3,880	3,915
[3,5]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	6,465	6,534
[3,5]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/16/32	14,077	14,161
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	952	987
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	3,415	3,664
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,132
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	756	813
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	255	274
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	533	565
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	2,250	2,430
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	50	53
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	950	1,040
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	572
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	1,085	1,200
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	265
[3]	CNH Equipment Trust Series 2020-A	1.160%	6/16/25	8,220	8,300
[3]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,364
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	901	918
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	547	560
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	291	299
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	924	982
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	813	872
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	800	849
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	901
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	20	21
[3]	COMM Mortgage Trust Series 2013-CR9	4.389%	7/10/45	800	849
[3,5]	COMM Mortgage Trust Series 2013-CR9	4.413%	7/10/45	3,169	3,277
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	146	155
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	790	811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	21
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	505	545
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	30	32
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	500	541
[3]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	350	377
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	74	78
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,500	1,635
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	855	920
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	487	532
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	44	47
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,250	1,375
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	983
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	520	566
[3,5]	Daimler Trucks Retail Trust Series 2019-1	2.790%	5/15/25	3,980	4,041
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	811
[3,5]	Dell Equipment Finance Trust Series 2020-2	0.470%	10/24/22	21,693	21,720
[3,5]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	19,650	19,699
[3,5]	DLL LLC Series 2019-DA1	2.890%	4/20/23	2,750	2,770
[3,5]	DLL LLC Series 2019-MT3	2.080%	2/21/23	11,949	12,029
[3,5]	DLL LLC Series 2019-MT3	2.150%	9/21/26	8,000	8,150
[3,5]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	22,900	22,885
[3]	Drive Auto Receivables Trust Series 2020-2	0.830%	5/15/24	5,980	5,993
[3]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	12,780	12,805
[3,5,6]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	0.892%	10/25/56	395	399
[3,5]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	5,465	5,535
[3,5]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	6,439	6,516
[3,5]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	17,559	17,610
[3,5]	Enterprise Fleet Funding LLC Series 2021-1	0.440%	12/21/26	10,100	10,100
[3,5]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	4,490	4,462
[3,5]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	3,067	3,083
[3]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	7,380	7,411
[3]	Ford Credit Auto Owner Trust Series 2018-B	3.240%	4/15/23	3,637	3,668
[3]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	14,050	14,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	20,960	21,200
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,140	18,815
[3,5]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	3,580	3,715
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	9,260	9,331
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,713
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	48,800	48,974
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,200	27,376
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	18,382
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	11,810	11,924
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	11,480	11,693
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.230%	9/15/24	35,340	36,169
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	29,020	29,165
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	22,378
[3]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,850	1,869
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	19,750	19,787
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	5,380	5,396
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	35,740	35,671
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	5,110	5,097
[3,5]	GM Financial Consumer Automobile Receivables Trust Series 2017-3A	2.130%	3/16/23	4,231	4,234
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	5,945	6,036
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	9,990	10,229
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	2,083	2,107
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	14,060	14,482
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	11,992	12,141
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	6,850	7,056
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	18,313	18,518
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	23,036	23,256
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,810	3,896
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	15,880	16,057
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	13,500	13,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	12,080	12,059
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,840
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	10,530	10,548
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	8,709
[3,5]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	8,400	8,956
[3,5]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	9,540	9,572
[3,5]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	23,510	23,605
[3,5]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	30,290	32,154
[3,5,6]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.597%	8/25/60	5,343	5,350
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	1,221	1,229
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,630	4,774
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	26,738	27,138
[3]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	250	287
[3,5]	GS Mortgage Securities Trust Series 2012-GC6	4.948%	1/10/45	217	219
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,176	1,222
[3]	GS Mortgage Securities Trust Series 2013-GC13	4.188%	7/10/46	1,338	1,419
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	60	62
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,606
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	110	119
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	60	65
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	614	648
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	1,180	1,275
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	770	838
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	580	619
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	153
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	500	540
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,358
[3]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	20,471	20,654
[3]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	3,600	3,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	11,330	11,445
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,640	3,739
[3]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	10,990	10,975
[3,5]	Hertz Vehicle Financing II LP Series 2016-2A	2.950%	3/25/22	717	718
[3,5]	Hertz Vehicle Financing LLC Series 2021-1A	1.210%	12/26/25	13,450	13,481
[3]	Honda Auto Receivables Owner Trust Series 2018-3	3.070%	11/21/24	11,310	11,457
[3]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	5,600	5,746
[3]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,320	5,445
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	4,331	4,386
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,270	1,306
[3]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	25,064	25,293
[3]	Honda Auto Receivables Owner Trust Series 2019-3	1.850%	8/15/25	2,920	2,984
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	38,330	38,859
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	19,150	19,273
[3]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,970	5,043
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	8,970	8,942
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	25,120	25,035
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	10,300	10,274
[3,5]	HPEFS Equipment Trust Series 2019-1A	2.210%	9/20/29	2,203	2,211
[3,5]	HPEFS Equipment Trust Series 2020-1A	1.760%	2/20/30	9,200	9,282
[3,5]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.510%	9/15/23	25,180	25,253
[3,5]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	4,230	4,246
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	4,730	4,733
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	5,470	5,460
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	5,780	5,764
[3]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	3,260	3,356
[3]	Hyundai Auto Receivables Trust Series 2019-B	1.940%	2/15/24	17,719	17,894
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	10,320	10,628
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	16,940	17,183
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	10,777	11,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	38,010	38,077
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	8,430	8,440
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	21,180	21,174
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	16,985
[3]	John Deere Owner Trust Series 2019-A	3.000%	1/15/26	4,030	4,130
[3]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	11,007	11,141
[3]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	15,290	15,317
[3]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	4,041
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	4.070%	11/15/43	84	84
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5	5.611%	8/15/46	867	870
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	657	696
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	263	276
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,340
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	800	830
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	959
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	2,043	2,144
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.175%	7/15/45	1,834	1,933
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	214	224
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	2,947	3,172
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,248
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	752
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	120	129
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	188	199
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	539
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,786
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	220	241
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	310	342
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	340	375
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	80	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	264
[3,5]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	8,390	8,552
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	18,250	18,256
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,932
[3,5]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	2,050	2,092
[3,5]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	36,840	36,732
[3,5]	Master Credit Card Trust II Series 2020-1A	1.990%	9/21/24	5,680	5,843
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	4,680	4,689
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	20,810	20,800
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	10,930	10,919
[3]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	18,320	18,737
[3]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	9,370	9,623
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	21,610	21,693
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	4,950	4,977
[3,5]	MMAF Equipment Finance LLC Series 2015-AA	2.490%	2/19/36	216	218
[3,5]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	8,390	8,558
[3,5]	MMAF Equipment Finance LLC Series 2017-AA	2.410%	8/16/24	3,480	3,494
[3,5]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	5,160	5,267
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	9,390	9,661
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	3,550	3,796
[3,5]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,580
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	8,331	8,361
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	20,676
[3,5]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,291
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	345	352
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.217%	7/15/46	3,023	3,190
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,023	1,062
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.296%	8/15/46	70	73
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	70	75
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	150	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	250	269
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	250	269
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,294	1,374
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,147
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	300	323
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	465	499
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	20	22
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	20	22
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	90	96
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	224	240
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,589
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	500	548
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	900	970
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	900	1,002
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	510
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	180	196
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	222	247
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,000	2,203
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	150	162
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	639
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	981
[3,5,6]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.141%	6/25/65	1,202	1,204
[3,5,6]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.842%	3/25/66	15,992	16,039
[3,5,6]	Navient Student Loan Trust Series 2017-1A, 1M USD LIBOR + 0.750%	0.842%	7/26/66	1,669	1,671
[3]	Nissan Auto Lease Trust Series 2020-B	0.430%	10/16/23	25,130	25,182
[3]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	5,800	5,818
[3]	Nissan Auto Receivables Owner Trust Series 2017-C	2.280%	2/15/24	23,561	23,693
[3]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	12,310	12,644
[3]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	6,410	6,662
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	4,648	4,719
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,250	1,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	23,470	23,769
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	7,760	7,980
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	35,840	35,954
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	5,030	5,061
[3,5]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	510	469
[3,5,6]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	0.955%	1/16/60	536	538
[3,5,6]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.091%	6/20/60	2,782	2,780
[3,5,6]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.033%	8/18/60	1,378	1,377
[3,5]	PFS Financing Corp. Series 2020-A	1.270%	6/15/25	4,800	4,869
[3,5,6]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.042%	11/25/65	5,947	6,008
[3,5,6]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.930%	12/5/59	724	725
[3,5,6]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.927%	4/10/50	1,653	1,652
[3,5,6]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.877%	11/10/49	502	503
[3,5]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	3,461	3,461
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.670%	4/15/24	6,490	6,498
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.520%	7/15/24	23,840	23,874
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.480%	7/15/24	10,130	10,145
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.320%	9/16/24	16,060	16,072
[3,5]	Santander Retail Auto Lease Trust Series 2019-A	2.770%	6/20/22	3,456	3,470
[3,5]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	17,510	17,786
[3,5]	Santander Retail Auto Lease Trust Series 2020-A	1.760%	3/20/24	1,920	1,960
[3,5]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	7,950	7,968
[3,5]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	30,290	30,219
[3,5]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	7,460	7,436
[3,5]	Securitized Term Auto Receivables Trust Series 2018-1A	3.298%	11/25/22	2,345	2,362
[3,5]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	3,820	3,871
[3,5]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	230	236
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	472	489
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	1,001	1,055
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,927	2,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	959	969
[3,5,6]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	0.791%	3/26/40	512	513
[3,5]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	249	252
[3,5]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	244	248
[3,5]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	166	169
[3,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	300	306
[3,5]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	142	144
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	8,520	8,780
[3,5]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	6,820	6,853
[3,5]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	1,230	1,238
[3,5]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	106
[3,5]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	949
[3,5]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	13,598
[3,5]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	32,075
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	12,870	13,099
[3]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	20,140	20,634
[3]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	28,692	29,069
[3]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	4,280	4,428
[3]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	28,246	28,542
[3]	Toyota Auto Receivables Owner Trust Series 2019-D	1.990%	2/18/25	2,460	2,534
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	8,300	8,524
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	13,380	13,554
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	5,220	5,360
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	7,770	7,759
[3,5]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	28,650	28,667
[3,5]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	5,150	5,147
[3,5]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	4,650	4,680
[3]	UBS Commercial Mortgage Trust Series 2012-C1	4.171%	5/10/45	247	252
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	495	547
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	235
[3,5]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	2,364	2,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	100	104
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	62
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	40,190	40,097
[3]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	19,526	19,861
[3]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	18,050	18,098
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	12,200	12,368
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.250%	4/20/23	3,149	3,181
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	27,300	27,503
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	4,079
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	20,600	20,653
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	4,024
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	3.539%	10/15/45	434	446
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	800	845
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.435%	7/15/46	350	366
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	11
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	68	71
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,364
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	766
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	1,771	1,953
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	280	297
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	987
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	360	390
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	573
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	204
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,285
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,576
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	272
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	270
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	316
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	259
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,416
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	567	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	526	556
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,042	1,123
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	660	702
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	110	119
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,584	1,706
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	710	763
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,038	1,129
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	58	61
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	537
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	8,592	8,595
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,999
[3]	World Omni Auto Receivables Trust Series 2018-A	2.730%	2/15/24	14,460	14,698
[3]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	24,951	25,315
[3]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	5,870	6,106
[3]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	6,420	6,683
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	1,000	1,008
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	17,600	17,933
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	28,930	29,051
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,478
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	16,370
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	19,370	19,331
[3]	World Omni Auto Receivables Trust Series 2021-B	0.690%	6/15/27	5,100	5,088
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	8,320	8,329
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,038,716)					3,070,282
Corporate Bonds (30.1%)
Communications (0.4%)
[3,5]	NTT Finance Corp.	0.583%	3/1/24	9,045	9,029
[3]	Ooredoo International Finance Ltd.	3.250%	2/21/23	13,000	13,553
[3,5]	Sky Ltd.	3.125%	11/26/22	9,480	9,840
[7]	Sky Ltd.	2.500%	9/15/26	2,570	3,424
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	1,860	1,911
					37,757
Consumer Discretionary (2.5%)
	Amazon.com Inc.	0.450%	5/12/24	3,000	2,994
	American Honda Finance Corp.	1.950%	5/20/22	24,000	24,358
[3]	American Honda Finance Corp.	1.950%	5/10/23	30,000	30,855
[3]	American Honda Finance Corp.	0.550%	7/12/24	14,500	14,450
[3,5]	BMW US Capital LLC	0.800%	4/1/24	9,750	9,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,150	2,660
[8]	Toyota Finance Australia Ltd.	3.300%	11/22/23	22,800	18,144
[3]	Toyota Motor Credit Corp.	2.900%	3/30/23	31,431	32,823
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	30,925	30,944
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	18,750	18,787
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	2,000	2,039
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	50,000	49,791
[3,7]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	1,620	1,958
					239,604
Consumer Staples (0.4%)
	Hershey Co.	2.050%	11/15/24	500	522
[7]	JT International Financial Services BV	1.125%	9/28/25	2,150	2,652
[3,7]	Nestle Finance International Ltd.	0.000%	11/12/24	3,100	3,701
[3,5]	Nestle Holdings Inc.	3.350%	9/24/23	11,000	11,686
[7]	PepsiCo Inc.	0.250%	5/6/24	3,125	3,759
	PepsiCo Inc.	2.250%	3/19/25	3,050	3,206
	Philip Morris International Inc.	1.125%	5/1/23	3,500	3,546
	Philip Morris International Inc.	2.875%	5/1/24	2,000	2,127
	Unilever Capital Corp.	2.600%	5/5/24	2,905	3,064
	Walmart Inc.	2.850%	7/8/24	3,300	3,517
					37,780
Energy (0.9%)
	BP Capital Markets America Inc.	3.790%	2/6/24	20,000	21,572
	BP Capital Markets America Inc.	3.194%	4/6/25	2,300	2,478
	BP Capital Markets plc	2.500%	11/6/22	13,500	13,888
	BP Capital Markets plc	3.506%	3/17/25	670	733
[7]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,629
[3]	Harvest Operations Corp.	3.000%	9/21/22	6,000	6,184
[3,5]	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,129
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,316	2,315
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	6,780	6,762
	Schlumberger Investment SA	3.650%	12/1/23	30,000	32,029
					90,719
Financials (22.8%)
[3,5]	AIG Global Funding	2.700%	12/15/21	235	238
[3,5]	AIG Global Funding	0.800%	7/7/23	12,960	13,056
[3,5]	AIG Global Funding	0.450%	12/8/23	5,000	4,991
[5]	AIG Global Funding	0.650%	6/17/24	12,000	11,968
	Allstate Corp.	0.750%	12/15/25	5,000	4,956
	American Express Co.	3.700%	11/5/21	14,550	14,681
	American Express Co.	2.750%	5/20/22	7,000	7,137
	American Express Co.	2.500%	8/1/22	27,320	27,904
	American Express Co.	3.400%	2/22/24	3,039	3,252
	Ameriprise Financial Inc.	3.000%	3/22/22	250	255
	Ameriprise Financial Inc.	3.700%	10/15/24	4,650	5,086
[3,5]	ANZ New Zealand Int'l Ltd.	1.900%	2/13/23	3,840	3,935
[5]	Athene Global Funding	4.000%	1/25/22	11,300	11,532
[3,5]	Athene Global Funding	3.000%	7/1/22	2,729	2,797
[3,5]	Athene Global Funding	2.800%	5/26/23	9,400	9,792
[3,5]	Athene Global Funding	1.200%	10/13/23	13,000	13,147
[3,5]	Athene Global Funding	0.950%	1/8/24	4,445	4,458
	Banco Santander SA	2.706%	6/27/24	10,000	10,526
[3]	Bank of America Corp.	3.300%	1/11/23	9,790	10,217
[3]	Bank of America Corp.	3.124%	1/20/23	9,548	9,692
[3]	Bank of America Corp.	2.881%	4/24/23	5,000	5,103
[3]	Bank of America Corp.	2.816%	7/21/23	6,952	7,125
	Bank of America Corp.	4.100%	7/24/23	5,000	5,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Bank of America Corp.	0.750%	7/26/23	2,000	2,418
[3]	Bank of America Corp.	3.004%	12/20/23	37,520	38,889
[3]	Bank of America Corp.	4.125%	1/22/24	8,000	8,711
[3]	Bank of America Corp.	3.550%	3/5/24	12,567	13,202
[3]	Bank of America Corp.	0.523%	6/14/24	8,000	7,998
[3]	Bank of America Corp.	3.864%	7/23/24	10,000	10,657
[3]	Bank of America Corp.	0.810%	10/24/24	7,470	7,495
	Bank of America Corp.	0.976%	4/22/25	20,000	20,063
[3]	Bank of America Corp.	2.015%	2/13/26	9,753	10,055
[3]	Bank of America Corp.	1.319%	6/19/26	4,763	4,774
[3]	Bank of Montreal	3.300%	2/5/24	8,790	9,414
[3,6,8]	Bank of Montreal, 3M Australian Bank Bill Rate + 0.990%	1.015%	9/7/23	21,500	16,374
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	14,959	15,263
	Bank of Nova Scotia	1.625%	5/1/23	15,000	15,335
	Bank of Nova Scotia	0.700%	4/15/24	8,000	8,008
	Bank of Nova Scotia	1.350%	6/24/26	8,125	8,124
[3,6,8]	Bank of Nova Scotia, 3M Australian Bank Bill Rate + 0.980%	1.005%	9/7/23	22,430	17,082
[3,5]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,834
[3,5]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	5,345	5,475
[3,5]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	10,500	11,190
[3,5]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	14,000	13,969
[7]	Berkshire Hathaway Inc.	0.625%	1/17/23	2,000	2,402
[3,5]	BNP Paribas SA	3.800%	1/10/24	5,000	5,365
[3,5]	BPCE SA	2.750%	1/11/23	13,500	13,989
	BPCE SA	4.000%	4/15/24	6,241	6,806
[3,6,8]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	10,000	7,601
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	16,640	16,638
[3]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,191
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	5,500	5,873
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,000	9,972
[5,9]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	15,630	15,617
	Charles Schwab Corp.	0.750%	3/18/24	4,430	4,455
	Citigroup Inc.	4.500%	1/14/22	2,400	2,455
[3]	Citigroup Inc.	2.312%	11/4/22	20,620	20,752
[3]	Citigroup Inc.	3.142%	1/24/23	2,830	2,873
	Citigroup Inc.	3.875%	10/25/23	4,500	4,857
	Citigroup Inc.	0.776%	10/30/24	3,230	3,238
[3]	Citigroup Inc.	3.352%	4/24/25	6,085	6,490
	Citigroup Inc.	0.981%	5/1/25	5,415	5,428
	Cooperatieve Rabobank UA	2.750%	1/10/23	11,155	11,560
[3,7]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,751
	Credit Suisse AG	1.000%	5/5/23	18,780	18,971
	Credit Suisse AG	0.495%	2/2/24	3,000	2,989
[3]	Credit Suisse AG	3.625%	9/9/24	1,000	1,086
[3,5]	Danske Bank A/S	2.000%	9/8/21	850	852
[3,5]	DNB Bank ASA	2.150%	12/2/22	1,480	1,518
[3,7]	DNB Bank ASA	0.050%	11/14/23	2,000	2,389
[5]	Equitable Financial Life Global Funding	0.500%	4/6/23	7,500	7,510
[3,5]	Equitable Financial Life Global Funding	0.500%	11/17/23	10,000	9,984
[5]	F&G Global Funding	1.750%	6/30/26	4,000	4,016
[3]	First Republic Bank	2.500%	6/6/22	2,770	2,821
[3]	First Republic Bank	1.912%	2/12/24	15,840	16,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Five Corners Funding Trust	4.419%	11/15/23	5,000	5,447
[5]	GA Global Funding Trust	1.000%	4/8/24	5,000	5,012
	Goldman Sachs Group Inc.	5.750%	1/24/22	7,568	7,802
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	34,440	34,709
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,300	4,512
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	10,000	10,000
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,344
	Goldman Sachs Group Inc.	0.523%	3/8/23	16,000	16,009
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,630	5,771
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	15,630	15,638
	Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	16,293
	Goldman Sachs Group Inc.	0.673%	3/8/24	10,000	10,018
[3,7]	Goldman Sachs Group Inc.	1.375%	5/15/24	3,000	3,650
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	24,950	24,906
	Goldman Sachs Group Inc.	3.500%	4/1/25	12,982	14,080
[7]	Goldman Sachs Group Inc.	2.875%	6/3/26	1,350	1,805
[3,5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	3,840	3,799
[3]	HSBC Holdings plc	3.262%	3/13/23	28,633	29,211
	HSBC Holdings plc	3.600%	5/25/23	17,734	18,776
[3]	HSBC Holdings plc	3.033%	11/22/23	19,420	20,115
[3]	HSBC Holdings plc	3.950%	5/18/24	14,505	15,404
[7]	HSBC Holdings plc	0.875%	9/6/24	2,200	2,682
	HSBC Holdings plc	0.976%	5/24/25	10,000	9,995
[3]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,417
[3]	Huntington National Bank	2.500%	8/7/22	3,000	3,067
	ING Groep NV	4.100%	10/2/23	2,150	2,317
	JPMorgan Chase & Co.	2.972%	1/15/23	29,675	30,097
	JPMorgan Chase & Co.	3.200%	1/25/23	1,895	1,979
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	55,120	56,282
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	25,135	25,617
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,053
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	11,290	11,905
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	5,094
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	12,460	13,266
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	3,000	3,002
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	23,163	25,000
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,354
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	38,468	40,858
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,708
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	7,509
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,880
[7]	JPMorgan Chase & Co.	3.000%	2/19/26	1,970	2,654
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,200
[3]	KeyBank NA	0.423%	1/3/24	8,330	8,330
	Lloyds Banking Group plc	3.000%	1/11/22	3,020	3,063
[3]	Lloyds Banking Group plc	2.858%	3/17/23	14,700	14,948
[3]	Lloyds Banking Group plc	1.326%	6/15/23	7,445	7,505
	Lloyds Banking Group plc	4.050%	8/16/23	5,000	5,359
[3]	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,322
	Loews Corp.	2.625%	5/15/23	2,000	2,072
[3,5]	LSEGA Financing plc	0.650%	4/6/24	4,135	4,127
[3,5]	Macquarie Group Ltd.	3.189%	11/28/23	5,792	6,000
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,606
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,700	2,905
[3,5]	MassMutual Global Funding II	0.850%	6/9/23	9,500	9,596
[3,5]	Metropolitan Life Global Funding I	0.900%	6/8/23	3,220	3,251
[3,5]	Metropolitan Life Global Funding I	0.400%	1/7/24	4,210	4,192
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	1,500	1,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,066	1,070
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	24,895	25,397
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	53,915	55,208
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	9,994
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	6,139
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	29,080	29,220
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	4,000	4,163
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	5,157	5,213
[3,5]	Mizuho Bank Ltd.	2.950%	10/17/22	940	972
[3,5]	Mizuho Bank Ltd.	3.500%	3/21/23	4,550	4,787
	Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,239
	Mizuho Financial Group Inc.	2.601%	9/11/22	9,900	10,162
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	13,500	13,821
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	21,453	21,739
[3]	Morgan Stanley	2.625%	11/17/21	16,052	16,198
	Morgan Stanley	2.750%	5/19/22	27,778	28,394
[3]	Morgan Stanley	3.125%	1/23/23	3,135	3,269
[3]	Morgan Stanley	3.750%	2/25/23	8,515	8,974
[3]	Morgan Stanley	0.560%	11/10/23	29,130	29,162
[3]	Morgan Stanley	0.529%	1/25/24	21,430	21,423
	Morgan Stanley	0.731%	4/5/24	6,960	6,975
[3]	Morgan Stanley	3.737%	4/24/24	5,000	5,287
[3,7]	Morgan Stanley	0.637%	7/26/24	2,000	2,409
	Morgan Stanley	0.790%	5/30/25	4,600	4,582
[3]	Morgan Stanley	2.720%	7/22/25	2,854	3,005
[3]	Morgan Stanley	2.188%	4/28/26	15,000	15,581
[3,5]	MUFG Bank Ltd.	2.850%	9/8/21	1,740	1,748
[3]	MUFG Union Bank NA	3.150%	4/1/22	9,375	9,557
[3]	MUFG Union Bank NA	2.100%	12/9/22	4,000	4,094
[3,7]	National Australia Bank Ltd.	0.250%	5/20/24	1,620	1,947
[3,5]	National Bank of Canada	2.150%	10/7/22	11,780	12,036
[3]	National Bank of Canada	2.100%	2/1/23	6,670	6,843
[3]	National Bank of Canada	0.900%	8/15/23	2,870	2,885
[3]	National Bank of Canada	0.550%	11/15/24	4,600	4,580
[3,5]	Nationwide Building Society	2.000%	1/27/23	4,625	4,742
[3,7]	Nationwide Building Society	0.625%	4/19/23	2,000	2,413
[3,5]	Nationwide Building Society	3.900%	7/21/25	7,000	7,756
[3,5]	Nationwide Building Society	1.000%	8/28/25	2,870	2,856
[3,5]	Nordea Bank Abp	1.000%	6/9/23	10,570	10,693
[3,5]	Nordea Bank Abp	0.750%	8/28/25	4,310	4,261
[3,5]	Pacific Life Global Funding II	0.500%	9/23/23	14,070	14,091
[3]	PNC Bank NA	2.232%	7/22/22	7,444	7,452
[3]	PNC Bank NA	2.700%	11/1/22	5,213	5,369
[3]	PNC Bank NA	2.028%	12/9/22	5,000	5,036
[3]	PNC Bank NA	2.950%	1/30/23	10,000	10,369
[3]	PNC Bank NA	1.743%	2/24/23	13,000	13,113
[3]	PNC Bank NA	3.500%	6/8/23	5,165	5,467
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,222
[3,5]	Principal Life Global Funding II	0.500%	1/8/24	7,500	7,484
[5]	Protective Life Global Funding	0.502%	4/12/23	2,480	2,482
[3,5]	Protective Life Global Funding	0.631%	10/13/23	3,230	3,239
[5,9]	Protective Life Global Funding	0.781%	7/5/24	15,000	15,011
[3,5]	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	2,046
[3]	Royal Bank of Canada	3.700%	10/5/23	4,000	4,290
[3]	Royal Bank of Canada	0.500%	10/26/23	2,840	2,843
[3]	Royal Bank of Canada	0.425%	1/19/24	5,000	4,985
[3]	Royal Bank of Canada	2.550%	7/16/24	2,000	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Royal Bank of Canada	0.125%	7/23/24	2,200	2,629
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,955
[5]	Security Benefit Global Funding	1.250%	5/17/24	2,000	2,003
[3,5]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	9,170	9,415
[3,5]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	8,560	8,562
[3,5]	Standard Chartered plc	1.319%	10/14/23	3,350	3,379
	State Street Corp.	2.825%	3/30/23	5,330	5,430
[3]	State Street Corp.	2.653%	5/15/23	10,475	10,685
	State Street Corp.	2.901%	3/30/26	15,273	16,280
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,700	1,711
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,850	8,049
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,408	5,573
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,722
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	15,914	16,977
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,080	2,244
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	900	897
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	8,281
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	15,647	15,827
[3,5]	Svenska Handelsbanken AB	0.625%	6/30/23	6,000	6,027
[5]	Svenska Handelsbanken AB	0.550%	6/11/24	5,000	4,979
[3,7]	Svenska Handelsbanken AB	0.125%	6/18/24	1,620	1,942
[3,5]	Swedbank AB	0.600%	9/25/23	3,835	3,841
[3]	Toronto-Dominion Bank	0.750%	6/12/23	11,280	11,361
[3]	Toronto-Dominion Bank	3.500%	7/19/23	2,440	2,595
[3,7]	Toronto-Dominion Bank	0.625%	7/20/23	1,620	1,958
[3]	Toronto-Dominion Bank	0.450%	9/11/23	7,365	7,370
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,726
[3]	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,297
[3]	Truist Bank	3.502%	8/2/22	2,100	2,106
[3]	Truist Bank	3.000%	2/2/23	3,000	3,121
[3]	Truist Bank	3.200%	4/1/24	5,000	5,349
[3]	Truist Bank	1.500%	3/10/25	440	450
[3]	Truist Financial Corp.	2.200%	3/16/23	9,520	9,801
[3]	Truist Financial Corp.	3.750%	12/6/23	6,610	7,109
[3]	Truist Financial Corp.	2.500%	8/1/24	11,215	11,825
[5]	UBS AG	0.375%	6/1/23	12,000	11,983
[6,8]	UBS AG, 3M Australian Bank Bill Rate + 0.670%	0.710%	7/30/23	29,512	22,282
[3,5]	UBS Group AG	3.491%	5/23/23	3,400	3,491
[3,5]	UBS Group AG	2.859%	8/15/23	15,310	15,706
[3,5]	UBS Group AG	1.008%	7/30/24	4,445	4,476
[7]	US Bancorp	0.850%	6/7/24	4,292	5,228
	US Bancorp	2.400%	7/30/24	9,785	10,302
[3]	Wells Fargo & Co.	3.750%	1/24/24	16,850	18,122
[3,7]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,845
[3]	Wells Fargo & Co.	1.654%	6/2/24	19,270	19,685
	Wells Fargo & Co.	0.805%	5/19/25	2,750	2,745
[3]	Wells Fargo & Co.	3.550%	9/29/25	3,788	4,165
[3]	Wells Fargo Bank NA	2.082%	9/9/22	14,500	14,549
	Westpac Banking Corp.	3.650%	5/15/23	4,500	4,775
[3,7]	Westpac Banking Corp.	0.750%	10/17/23	3,620	4,400
	Westpac Banking Corp.	3.300%	2/26/24	1,020	1,093
	Westpac Banking Corp.	1.150%	6/3/26	10,500	10,508
					2,190,418
Health Care (1.3%)
[7]	Abbott Ireland Financing DAC	0.875%	9/27/23	2,000	2,430
	Bristol-Myers Squibb Co.	2.600%	5/16/22	9,276	9,470
	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	0.537%	11/13/23	20,000	20,012
	Bristol-Myers Squibb Co.	2.900%	7/26/24	5,807	6,193
	GlaxoSmithKline Capital plc	2.875%	6/1/22	30,410	31,092
[3,7]	GlaxoSmithKline Capital plc	0.125%	5/12/23	3,620	4,326
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,125	6,135
	GlaxoSmithKline Capital plc	3.000%	6/1/24	6,780	7,231
	Pfizer Inc.	3.400%	5/15/24	1,750	1,895
[3]	SSM Health Care Corp.	3.688%	6/1/23	5,985	6,290
	UnitedHealth Group Inc.	2.375%	10/15/22	3,462	3,554
	UnitedHealth Group Inc.	2.875%	3/15/23	3,246	3,386
	UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,531
	UnitedHealth Group Inc.	0.550%	5/15/24	7,200	7,195
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,341
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,846
					120,109
Industrials (0.3%)
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	855	923
[3]	Caterpillar Financial Services Corp.	1.900%	9/6/22	130	132
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	4,930	4,937
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	1,300	1,383
	Precision Castparts Corp.	2.500%	1/15/23	5,500	5,655
[3,5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	9,454
[7]	United Parcel Service Inc.	0.375%	11/15/23	2,320	2,789
					25,273
Materials (0.2%)
[3,5]	Georgia-Pacific LLC	0.625%	5/15/24	19,500	19,445
Real Estate (0.6%)
	Camden Property Trust	2.950%	12/15/22	3,080	3,174
	Camden Property Trust	4.250%	1/15/24	3,890	4,196
[6]	Public Storage, SOFR + 0.470%	0.495%	4/23/24	6,465	6,478
	Realty Income Corp.	4.650%	8/1/23	10,400	11,188
	Simon Property Group LP	2.350%	1/30/22	4,000	4,027
	Simon Property Group LP	2.625%	6/15/22	470	478
	Simon Property Group LP	2.750%	6/1/23	1,970	2,045
	Simon Property Group LP	3.750%	2/1/24	5,796	6,214
	Simon Property Group LP	2.000%	9/13/24	6,140	6,361
	Simon Property Group LP	3.375%	10/1/24	10,000	10,765
					54,926
Technology (0.2%)
[7]	International Business Machines Corp.	0.375%	1/31/23	2,000	2,396
	NVIDIA Corp.	0.584%	6/14/24	18,220	18,230
					20,626
Utilities (0.5%)
[3]	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	544	571
	Duke Energy Carolinas LLC	3.350%	5/15/22	8,255	8,480
	Entergy Louisiana LLC	0.620%	11/17/23	12,675	12,691
[3]	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,932
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	533	533
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,631
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,000	2,032
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,500	9,031
	Northern States Power Co.	2.600%	5/15/23	900	928
	NSTAR Electric Co.	2.375%	10/15/22	1,440	1,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	7,474	7,732
					50,030
Total Corporate Bonds (Cost $2,865,878)					2,886,687
Sovereign Bonds (6.3%)
[3]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	6,325
[3,5]	Bermuda	4.138%	1/3/23	7,000	7,371
[3]	Bermuda	4.138%	1/3/23	11,150	11,758
[3]	Bermuda	4.854%	2/6/24	268	296
[3,5]	CDP Financial Inc.	2.750%	3/7/22	22,500	22,889
[3,5]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,885
	Corp. Andina de Fomento	2.125%	9/27/21	1,000	1,004
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,304
[5]	CPPIB Capital Inc.	0.500%	9/16/24	30,000	29,886
[3,5,10]	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,031
[3,5,10]	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,546
[3,5,10]	Dexia Credit Local SA	3.250%	9/26/23	50,000	53,033
[3]	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,452
	Equinor ASA	3.150%	1/23/22	3,000	3,048
	Equinor ASA	2.650%	1/15/24	2,000	2,103
	Equinor ASA	1.750%	1/22/26	5,000	5,148
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,481
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	27,319
[3]	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	26,004
[11]	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,336
[3,11]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,271
[3]	Kingdom of Saudi Arabia	2.375%	10/26/21	18,594	18,715
	Korea Development Bank	4.625%	11/16/21	2,315	2,351
	Korea Development Bank	3.000%	3/19/22	12,500	12,724
	Korea Development Bank	0.500%	10/27/23	24,000	23,981
	Korea Development Bank	3.750%	1/22/24	10,000	10,808
[3]	Korea Development Bank	1.750%	2/18/25	7,000	7,179
[3]	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,373
[3]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,927
[3]	KSA Sukuk Ltd.	2.894%	4/20/22	5,000	5,095
	Province of Manitoba	2.100%	9/6/22	1,400	1,430
	Province of Quebec	2.750%	8/25/21	6,350	6,374
[5,9]	Qatar Petroleum	1.375%	9/12/26	7,798	7,791
	Republic of Chile	2.250%	10/30/22	7,000	7,168
[3]	Republic of Lithuania	6.625%	2/1/22	42,390	43,940
[3,5]	Republic of Lithuania	6.625%	2/1/22	5,717	5,928
	Republic of Poland	5.000%	3/23/22	20,135	20,839
[3]	Republic of Slovenia	5.500%	10/26/22	303	324
[3,5]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	3,031
[3]	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	268	275
[3]	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	306
[3]	Slovak Republic	4.375%	5/21/22	58,542	60,798
	SoQ Sukuk A QSC	3.241%	1/18/23	358	374
[3]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	5,542	5,635
[3]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	3,996
[3]	State of Kuwait	2.750%	3/20/22	27,100	27,566
[3]	State of Qatar	4.500%	1/20/22	6,000	6,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	State of Qatar	3.875%	4/23/23	10,734	11,397
[3,5]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,150
[3,5]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,782
Total Sovereign Bonds (Cost $598,400)					608,883
Taxable Municipal Bonds (0.9%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	57,295
	University of California Revenue	0.883%	5/15/25	27,000	27,088
Total Taxable Municipal Bonds (Cost $83,750)					84,383
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[12]	Vanguard Market Liquidity Fund (Cost $149,448)	0.056%		1,494,475	149,448
Total Investments (100.5%) (Cost $9,575,462)					9,636,471
Other Assets and Liabilities—Net (-0.5%)					(47,448)
Net Assets (100%)					9,589,023
Cost is in $000.
1	Securities with a value of $6,423,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,584,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $1,509,992,000, representing 15.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Australian dollars.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
10	Guaranteed by multiple countries.
11	Guaranteed by the Government of Japan.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	5,574	1,228,065	(1,904)
10-Year U.S. Treasury Note	September 2021	162	21,465	53
Long U.S. Treasury Bond	September 2021	104	16,718	377
				(1,474)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2021	(1,934)	(238,713)	620
Euro-Bobl	September 2021	(96)	(15,270)	18
Euro-Schatz	September 2021	(576)	(76,591)	13
Ultra 10-Year U.S. Treasury Note	September 2021	(48)	(7,066)	(135)
				516
				(958)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	7/29/21	EUR	246	USD	294	—	(2)
State Street Bank & Trust Co.	7/27/21	USD	82,994	AUD	109,097	1,166	—
JPMorgan Chase Bank, N.A.	7/27/21	USD	84	AUD	112	—	—
State Street Bank & Trust Co.	7/27/21	USD	28,994	EUR	24,240	236	—
Bank of Montreal	7/27/21	USD	26,196	EUR	22,000	95	—
Citibank, N.A.	7/27/21	USD	26,113	EUR	21,869	168	—
Royal Bank of Canada	7/27/21	USD	1,970	EUR	1,645	18	—
State Street Bank & Trust Co.	7/29/21	USD	1,556	EUR	1,302	12	—
						1,695	(2)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A1	6/20/26	CITNA	4,000	1.000	83	67	16	—
Republic of Chile/A1	6/20/26	DBAG	2,000	1.000	41	33	8	—
Republic of Chile/A1	6/20/26	JPMC	5,145	1.000	106	87	19	—
Republic of Chile/A1	6/20/26	MSCS	2,940	1.000	61	58	3	—
					291	245	46	—
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(25)	6	—	(31)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(48)	12	—	(60)
					(73)	18	—	(91)
					218	263	46	(91)
1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
DBAG—Deutsche Bank AG.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,150,000 and cash of $200,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/15/23	9/15/21	165,460	0.000	(0.000)	818	336
9/15/24	9/15/21	111,675	0.000	(0.250)	702	513
9/15/25	9/15/21	20,794	0.000	(0.250)	326	120
9/15/26	9/15/21	52,859	0.000	(0.250)	1,418	287
9/15/28	9/15/21	44,133	0.000	(0.500)	1,545	94
					4,809	1,350
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,836,788	—	2,836,788
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,070,282	—	3,070,282
Corporate Bonds	—	2,886,687	—	2,886,687
Sovereign Bonds	—	608,883	—	608,883
Taxable Municipal Bonds	—	84,383	—	84,383
Temporary Cash Investments	149,448	—	—	149,448
Total	149,448	9,487,023	—	9,636,471

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,081	—	—	1,081
Forward Currency Contracts	—	1,695	—	1,695
Swap Contracts	1,350[1]	46	—	1,396
Total	2,431	1,741	—	4,172
Liabilities
Futures Contracts[1]	2,039	—	—	2,039
Forward Currency Contracts	—	2	—	2
Swap Contracts	—	91	—	91
Total	2,039	93	—	2,132
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.